Trade receivables	12 Months Ended
Dec. 31, 2024
Trade receivables
Trade receivables

19       Trade receivables

	At December 31,
Non-Current	2024	2023
Accounts receivable	4,305	4,581
Trade receivables from related parties (Note 27)	—	741
Loss allowance (see Note 3A(ii))	(4,287)	(4,433)
	18	889
Current
Accounts receivable	169,162	138,586
Trade receivables from related parties (Note 27)	5,113	4,421
Contract assets	45	1,488
Loss allowance (see Note 3A(ii))	(16,774)	(17,935)
	157,546	126,560

Fair value of trade receivables approximates the carrying amount.